Note 10 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Fair Value Measurements, Nonrecurring [Table Text Block]
		Fair Value Measurement as of December 31, 2024
	Balance Sheet location	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, current portion	Derivative, current asset portion	$120,675	-	$120,675	-
Interest rate swap contract, long-term portion	Derivative, long-term asset portion	$144,523	-	$144,523	-
		Fair Value Measurement as of June 30, 2025
	Balance Sheet location	Total	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, current portion	Derivative, current asset portion	$93,682	-	$93,682	-
Liabilities
Interest rate swap contract, long-term portion	Derivative, long-term liability portion	$11,109	-	$11,109	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of gain / (loss) recognized	Six Months Ended June 30, 2024	Six Months Ended June 30, 2025
Interest rate swap contract– Unrealized gain / (loss)	Gain / (loss) on derivatives, net	191,296	(182,625)
Interest rate swap contract - Realized gain		109,407	67,663
FFA contracts – Realized loss		(954,817)	-
FFA contracts – Unrealized gain		1,287,720	-
Total gain / (loss) on derivatives		633,606	(114,962)